Summary of Significant Accounting Policies - Schedule of Revenue Type (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenue Type
Total revenue	¥ 822,832	$ 112,728	¥ 568,865	¥ 162,952
Out of Home Advertising [Member]
Revenue Type
Total revenue	549,040		429,066	149,024
Local Life – Retail Sales [Member]
Revenue Type
Total revenue	272,561		122,363
Local Life (non-retail) [Member]
Revenue Type
Total revenue	127		3,170	9,057
Others [Member]
Revenue Type
Total revenue	¥ 1,104		¥ 14,266	¥ 4,871